Related Party (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Xunkai Gong [Member] | 11/29/2013 Promissory Note [Member]
Related Party Transaction [Line Items]
Largest Aggregate Amount of Principal Outstanding During the Period	$ 1,010
Amount Outstanding	0
Amount of Principal Paid During the Period	1,010
Amount of Interest Paid During the Period	$ 150
Amount of Interest Payable on the Indebtedness	2.00%
Xunkai Gong [Member] | 1/1/2016 Promissory Note [Member]
Related Party Transaction [Line Items]
Largest Aggregate Amount of Principal Outstanding During the Period	$ 14
Amount Outstanding	0
Amount of Principal Paid During the Period	14
Amount of Interest Paid During the Period	$ 3
Amount of Interest Payable on the Indebtedness	4.00%
Tianyi Jiang [Member] | 11/29/2013 Promissory Note [Member]
Related Party Transaction [Line Items]
Largest Aggregate Amount of Principal Outstanding During the Period	$ 808
Amount Outstanding	0
Amount of Principal Paid During the Period	808
Amount of Interest Paid During the Period	$ 120
Amount of Interest Payable on the Indebtedness	2.00%
Tianyi Jiang [Member] | 1/1/2016 Promissory Note [Member]
Related Party Transaction [Line Items]
Largest Aggregate Amount of Principal Outstanding During the Period	$ 59
Amount Outstanding	0
Amount of Principal Paid During the Period	59
Amount of Interest Paid During the Period	$ 12
Amount of Interest Payable on the Indebtedness	4.00%
Brian Brown [Member] | 11/29/2013 Promissory Note [Member]
Related Party Transaction [Line Items]
Largest Aggregate Amount of Principal Outstanding During the Period	$ 808
Amount Outstanding	0
Amount of Principal Paid During the Period	808
Amount of Interest Paid During the Period	$ 120
Amount of Interest Payable on the Indebtedness	2.00%